Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Accumulated Other Comprehensive Income	ACCUMULATED OTHER COMPREHENSIVE INCOME

($ millions)	Opening Balance	Net Change	Ending Balance
2023
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	1,495	(436)	1,059
Hedges of net investments in foreign operations	(530)	78	(452)
Income tax recovery (expense)	7	(3)	4
	972	(361)	611
Other
Interest rate hedges (Note 26)	49	13	62
Unrealized employee future benefits losses (Note 24)	(6)	(3)	(9)
Income tax expense	(7)	(4)	(11)
	36	6	42
Accumulated other comprehensive income	1,008	(355)	653

2022
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	273	1,222	1,495
Hedges of net investments in foreign operations	(276)	(254)	(530)
Income tax (expense) recovery	(8)	15	7
	(11)	983	972
Other
Interest rate hedges (Note 26)	(5)	54	49
Unrealized employee future benefits (losses) gains (Note 24)	(36)	30	(6)
Income tax recovery (expense)	12	(19)	(7)
	(29)	65	36
Accumulated other comprehensive income	(40)	1,048	1,008